Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Financial Instruments, Owned, at Fair Value [Abstract]
Schedule of summary of the carrying amounts and fair values of financial instruments
			December 31, 2014
			Fair Value Measurements
			Quoted Prices
			in Active		Net
			Markets for	Other	Significant
	December 31, 2014		Identical	Observable	Unobservable
	Carrying	Fair	Assets	Inputs	Inputs
(in thousands)	amount	value	(Level 1)	(Level 2)	(Level 3)

Assets:
Cash and due from banks	$22,364	$22,364	$22,364	$0	$0
Federal funds sold and overnight interest-bearing deposits	20,445	20,445	20,445	0	0
Investment in available-for-sale securities	198,998	198,998	0	198,998	0
Loans, net	852,114	854,062	0	0	854,062
Investment in FHLB stock	3,075	3,075	0	3,075	0
Mortgage servicing rights	2,762	2,762	0	0	2,762
Cash surrender value - life insurance	2,284	2,284	0	2,284	0
Accrued interest receivable	4,816	4,816	4,816	0	0
	$1,106,858	$1,108,806	$47,625	$204,357	$856,824

Liabilities:
Deposits:
Non-interest bearing demand	$207,700	$207,700	$207,700	$0	$0
Savings, interest checking and money market	442,059	442,059	442,059	0	0
Time deposits	319,755	321,041	0	0	321,041
Federal funds purchased and securities sold under agreements to repurchase	17,970	17,970	17,970	0	0
Subordinated notes	49,486	33,371	0	33,371	0
Federal Home Loan Bank advances	43,000	44,396	0	44,396	0
Accrued interest payable	373	373	373	0	0
	$1,080,343	$1,066,910	$668,102	$77,767	$321,041

			December 31, 2013
			Fair Value Measurements
			Quoted Prices
			in Active		Net
			Markets for	Other	Significant
	December 31, 2013		Identical	Observable	Unobservable
	Carrying	Fair	Assets	Inputs	Inputs
(in thousands)	amount	value	(Level 1)	(Level 2)	(Level 3)

Assets:
Cash and due from banks	$27,079	$27,079	$27,079	$0	$0
Federal funds sold and overnight interest-bearing deposits	1,360	1,360	1,360	0	0
Investment in available-for-sale securities	205,985	205,985	1,003	204,982	0
Loans, net	825,828	829,223	0	0	829,223
Investment in FHLB stock	2,354	2,354	0	2,354	0
Mortgage servicing rights	3,036	3,036	0	0	3,036
Cash surrender value - life insurance	2,213	2,213	0	2,213	0
Accrued interest receivable	4,999	4,999	4,999	0	0
	$1,072,854	$1,076,249	$34,441	$209,549	$832,259

Liabilities:
Deposits:
Non-interest bearing demand	$187,382	$187,382	$187,382	$0	$0
Savings, interest checking and money market	419,085	419,085	419,085	0	0
Time deposits	350,004	352,432	0	0	352,432
Federal funds purchased and securities sold under agreements to repurchase	31,084	31,084	31,084	0	0
Subordinated notes	49,486	32,048	0	32,048	0
Federal Home Loan Bank advances	24,000	25,366	0	25,366	0
Accrued interest payable	426	426	426	0	0
	$1,061,467	$1,047,823	$637,977	$57,414	$352,432